Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segments

16. Segments

The Company is domiciled in the United States of America and its operations are in Denmark and operates as one operating segment. Our Chief Executive Officer (CEO), as the chief operating decision-maker, manages and allocates resources to the operations of our Company on a total Company basis. Managing and allocating resources on a total company basis enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, therapeutic areas and research and development projects that are in line with our long-term company-wide strategic goals. Consistent with this decision-making process, our CEO uses consolidated, single-segment financial information for purposes of evaluating performance, forecasting future period financial results, allocating resources, and setting incentive targets. The Company has neither revenues from external customers outside Denmark, nor long-term assets in geographical areas other than Denmark.

23. Segment information

The Company is domiciled in the United States of America and its operations are in Denmark and operates as one operating segment. Our Chief Executive Officer (CEO), as the chief operating decision-maker, manages and allocates resources to the operations of our Company on a total Company basis. Managing and allocating resources on a total company basis enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, therapeutic areas and research and development projects that are in line with our long-term company-wide strategic goals. Consistent with this decision-making process, our CEO uses consolidated, single-segment financial information for purposes of evaluating performance, forecasting future period financial results, allocating resources, and setting incentive targets. The Company has neither revenues from external customers outside Denmark, nor long-term assets in geographical areas other than Denmark.